Segmental information - Geographic analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Sales	£ 17,697	£ 19,294	£ 18,432
Non-current assets	19,921	20,321	19,785
Great Britain
Disclosure of geographical areas [line items]
Sales	1,684	1,706	1,630
Non-current assets	1,911	1,637	1,717
United States
Disclosure of geographical areas [line items]
Sales	4,839	4,724	4,310
Non-current assets	5,028	4,662	4,221
Netherlands
Disclosure of geographical areas [line items]
Sales	62	70	63
Non-current assets	2,661	2,525	2,367
India
Disclosure of geographical areas [line items]
Sales	2,783	3,236	3,086
Non-current assets	2,758	3,829	3,688
Rest of world
Disclosure of geographical areas [line items]
Sales	8,329	9,558	9,343
Non-current assets	£ 7,563	£ 7,668	£ 7,792